Share Based Compensation	12 Months Ended
Dec. 31, 2019
Share Capital [Abstract]
Share Based Compensation
14.	Share-Based Compensation

(a) Stock Options

Accounting Policy:

The Company grants options to directors, officers, employees and service providers under the Company’s Omnibus Incentive Plan. The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Company. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment.

No expense is recognized for awards that do not ultimately vest except for equity settled transactions for which vesting is conditional upon a market or non-vesting condition.

Share options with a graded vesting schedule are accounted for as separate grants with different vesting periods and fair values. The fair value is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the share purchase options were granted. The Black-Scholes option pricing model relies on a number of estimated inputs, such as the expected life of the option, the volatility of the underlying share price, and the risk-free rate of return. Changes in the underlying estimated inputs may result in materially different results.

Where the terms of an equity settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity award is cancelled, it is treated as if it vests on the date of the cancellation and any expense not recognized for the award is recognized immediately.

The Board of Directors has the discretion to determine to whom options will be granted, the number and exercise price of such options and the terms and time frames in which the options will vest and be exercisable. The exercise price of the options must be no less than the closing market price of the Common Shares on the day preceding the grant. The maximum number of common shares issuable upon the exercise or redemption and settlement of all awards granted shall not exceed 10% of the issued and outstanding shares at the time of granting of such award less the number of shares reserved for issuance under all other security based compensation arrangements of the Company. The following types of awards can be issued: stock options, share appreciation rights, restricted share units and other performance awards.

The following table summarizes the stock options that remain outstanding as at December 31, 2019:

		Weighted Average
	Number of Options	Exercise Price
		$
Balance, December 31, 2016	5,758,200	0.53
Granted	5,905,000	2.67
Forfeited	(270,836)	1.38
Exercised	(1,531,250)	0.73
Balance, December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance, December 31, 2018	9,894,211	2.31
Granted	6,615,500	3.77
Forfeited	(2,564,934)	3.77
Exercised	(1,563,143)	0.74
Balance, December 31, 2019	12,381,634	2.99

During the year ended December 31, 2019, the Company granted 6,615,500 stock options to employees and consultants. The stock options granted had exercise prices between $1.22 and $4.15, have expiry dates of five years and vest over three years. The weighted average fair value of the stock options granted was $2.33. The weighted average trading share price of the options exercised during the year ended December 31, 2019 was $3.16.

The fair values of the options granted during the years ended December 31, 2019, 2018 and 2017 were determined on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	December 31	December 31	December 31
	2019	2018	2017
Risk free interest rate	1.29% - 1.85%	1.73%-2.31%	0.74%-1.70%
Expected life of options (years)	2.78	2.85	1-3
Expected annualized volatility	89.31% - 105.68%	80% - 121.16%	80%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each option	$2.33	$2.77	$1.37

Volatility was determined by using the historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

Incentive stock options outstanding and exercisable at December 31, 2019 are summarized as follows:

			Outstanding		Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	10,000	1.65	0.34	10,000	0.34
0.44 - 0.50	1,500,000	0.32	0.45	1,500,000	0.45
0.51 - 0.94	978,194	1.75	0.72	978,194	0.72
0.95 - 1.25	824,945	5.53	1.21	634,252	1.20
1.26 - 1.49	237,745	3.07	1.43	174,557	1.42
1.50 - 3.40	1,811,750	3.96	2.70	821,375	2.79
3.41 - 4.23	4,787,750	4.36	4.07	1,995,262	4.08
4.24 - 4.25	1,728,750	5.95	4.25	1,338,750	4.25
4.26 - 5.44	277,500	3.64	4.52	157,500	4.53
5.45 - 6.68	225,000	3.17	5.68	112,500	5.68
	12,381,634	3.84	2.99	7,722,390	2.57

The Company recorded share-based compensation expense related to the stock options of $10,488,121 for the year ended December 31, 2019 (December 31, 2018 and December 31, 2017 – $5,545,379 and $2,716,400, respectively). The expense has been charged to the consolidated statements of loss and comprehensive loss.

(b) Restricted Share Units (“RSUs”)

Accounting Policy:

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Upon the release of RSUs, the related share reserve is transferred to share capital.

The Board of Directors has the discretion to determine to whom restricted share units (“RSUs”) will be granted, the number granted, and the terms and time frames in which the RSUs will vest and be settled.

		Weighted average
		fair value per
	Number of RSUs	unit at issue
		$
Balance, December 31, 2016	-	-
Granted	825,000	3.73
Balance, December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance, December 31, 2018	830,000	3.74
Granted	475,000	4.15
Settled	(355,000)	4.27
Forfeited	(280,000)	2.06
Balance, December 31, 2019	670,000	4.46

During the year ended December 31, 2019, the Company issued 475,000 RSUs to various employees and consultants, that vest over two years, on April 2, 2020 and April 2, 2021 and settle in Common Shares. The Company recorded share-based compensation expense related to the RSUs of $1,294,852 for the year ended December 31, 2019 (December 31, 2018 and December 31, 2017 – $1,953,071 and $106,095, respectively) to the consolidated statements of loss and comprehensive loss.